FINANCIAL LIABILITY (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended
	Jun. 11, 2025	Feb. 28, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2023	Mar. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long term liability			$ 132,786,623	$ 132,767,058
Financial liability gross			136,533,315	136,533,315
Unamortized closing costs net			3,746,692	3,766,257
Unpaid accrued interest			18,860,157	10,812,055
Issued shares of new common stock		10,000,000
Financial liability due			17,407,707
XCF [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Incurred direct costs and closing fees			3,873,864
Construction in progress			$ 19,565	39,130
NewXCF [Member] | Twain Forbearance Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issued shares of new common stock	4,000,000
Base Interest [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bears interest rate			7.28%		2.48%
Base Interest [Member] | Year One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bears interest rate			5.02%
Base Interest [Member] | Year Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bears interest rate			7.63%
Base Interest [Member] | Year Three [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bears interest rate			10.30%
Encore DEC LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage						100.00%
Construction in progress			$ 99,061,222	$ 96,412,822
Twain GL XXVIII, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lessee, Finance Lease, Term of Contract						99 years